SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                ---------------------

Check here if Amendment (     ) ;   Amendment Number:
                                                     ----------------
This Amendment (Check only one.) :        (     )    is a restatement.
                                          (     )    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Edward B. Goodnow
             -----------------------------------------------
Address:     36 Old King's Highway South
             -----------------------------------------------
             Suite 300
             -----------------------------------------------
             Darien, CT  06820
             -----------------------------------------------


Form 13F File Number: 028-03087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter J. Gavey
       ------------------------------------------------------------------------
Title: Director
       ------------------------------------------------------------------------
Phone: 203-655-6272
       ------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Type  (Check only one.):

(  X )       13F HOLDINGS REPORT. (Check here is all holdings of this
             reporting manager are reported in this report.)

(    )       13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported y other reporting manager(s).)

(    )       13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              0
                                                ----------------------

Form 13F Information Table Entry Total:         42
                                                ----------------------
Form 13F Information Table Value Total:         $122,690
                                                ----------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



FORM 13F Report for Quarter Ended December 31, 2002

Name of Reporting Manager:  Edward B. Goodnow
13F File No.: 028-03087

Edward B. Goodnow
                                                       FORM 13F   INFORMATION
                                                VALUE   SHARES/     SH/     PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS  CUSIP  (x$1000 PRN  AMT     PRN     CALL   DISCRETION   MANAGERS   SOLE  SHARED  NONE
-------------------      -----------  ---------------- ---------- --------- ------ ----------- ----------- ----- ------- ---------
ALLEN TELECOM               Common    018091108  862     91000       SH               SOLE                91000
ALLEN TELECOM PFD         Preferred   018091207  740     10000       SH               SOLE                10000
AMPHENOL                    Common    032095101 2690     70800       SH               SOLE                70800
AVOCENT                     Common    053893103 1044     47000       SH               SOLE                47000
BERKSHIRE HATHAWAY          Common    084670108 26190     360        SH               SOLE                 360
BANK OF NEW YORK            Common    064057102  479     20000       SH               SOLE                20000
CALLAWAY GOLF               Common    131193104  994     75000       SH               SOLE                75000
CATALINA MARKETING          Common    148867104 3592    194150       SH               SOLE                194150
CIRCOR INTERNATIONAL        Common    17273K109 1310     82400       SH               SOLE                82400
CORVEL CORP                 Common    221006109 2109     59000       SH               SOLE                59000
CREDIT ACCEPTANCE           Common    225310101 1318    206600       SH               SOLE                206600
DOCENT INC                  Common    25608L502  491    172180       SH               SOLE                172180
DOLLAR GENERAL              Common    256669102 3309    276900       SH               SOLE                276900
DOUBLECLICK                 Common    258609304 1704    301000       SH               SOLE                301000
ECHOSTAR COMMUN             Common    278762109 5180    232700       SH               SOLE                232700
FIRST FINANCIAL FUND INC    Common    320228109 9124    687547       SH               SOLE                687547
FLEXTRONICS                 Common    Y2573F102  573     70000       SH               SOLE                70000
GENERAL MOTORS CL H         Common    370442832 2924    273300       SH               SOLE                273300
GENESEE & WYOMING INC CL    Common    371559105  769     37800       SH               SOLE                37800
GYMBOREE (THE)              Common    403777105 1071     67500       SH               SOLE                67500
HALLIBURTON                 Common    406216101 3579    191300       SH               SOLE                191300
IDX SYSTEMS                 Common    449491109  596     35000       SH               SOLE                35000
INRANGE TECHNOLOGIES        Common    45769V206  118     50000       SH               SOLE                50000
INTERPOOL                   Common    46062R108 4376    272450       SH               SOLE                272450
IRON MOUNTAIN               Common    462846106 4568    138374       SH               SOLE                138374
KEANE                       Common    486665102 1124    125000       SH               SOLE                125000
LABORATORY CORP AMER HLD    Common    50540R409 2956    127200       SH               SOLE                127200
LIBERTY MEDIA A             Common    530718105 4875    545308       SH               SOLE                545308
LIFELINE SYSTEMS            Common    532192101 2685    119700       SH               SOLE                119700
LINCARE HOLDINGS            Common    532791100 2802     88600       SH               SOLE                88600
LOWES                       Common    548661107 1958     52200       SH               SOLE                52200
MAXTOR                      Common    577729205  630    124500       SH               SOLE                124500
MILLIPORE                   Common    601073109  476     14000       SH               SOLE                14000
PRE-PAID LEGAL SVCS         Common    740065107 4244    162000       SH               SOLE                162000
PRIME HOSPITALITY           Common    741917108  461     56600       SH               SOLE                56600
PROBUSINESS                 Common    742674104 2571    257100       SH               SOLE                257100
SEALED AIR                  Common    81211K100 7520    201600       SH               SOLE                201600
SPX                         Common    784635104 2708     72300       SH               SOLE                72300
STANCORP FINANCIAL          Common    852891100  664     13600       SH               SOLE                13600
TOWER AUTO CAP TR REGD C  Preferred   891706301  450     20000       SH               SOLE                20000
TYCO INT'L                  Common    902124106  683     40000       SH               SOLE                40000
USA INTERACTIVE             Common    902984103 6175    269400       SH               SOLE                269400